Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Revenue Recognition [Policy Text Block]
Revenue Recognition

The Company recognizes revenue from research and development contracts as the contracted services are performed or when milestones are achieved, recorded as other revenue, in accordance with the terms of the specific agreements and when collection of the payment is reasonably assured. In addition, the performance criteria for the achievement of milestones are met if substantive effort was required to achieve the milestone and the amount of the milestone payment appears reasonably commensurate with the effort expended. Amounts received in advance of the recognition criteria being met, if any, are included in deferred income.

IntelGenx has license agreements that specify that certain royalties are earned by the Company on sales of licensed products in the licensed territories. Royalty revenue is recognized on an accrual basis in accordance with the relevant license agreement.

For the year ended December 31, 2016, the Company recognized royalty revenue earned under a licensing agreement totaling $1,041 thousand compared to $981 thousand in 2015.

For the year ended December 31, 2016, the Company recognized revenues as a result of sales milestones achieved under a licensing agreement totaling $358 thousand compared to $2,808 thousand in 2015.

Use of Estimates [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The financial statements include estimates based on currently available information and management's judgment as to the outcome of future conditions and circumstances. Significant estimates in these financial statements include the useful lives and impairment of long-lived assets, stock-based compensation costs, and the investment tax credits receivable. Changes in the status of certain facts or circumstances could result in material changes to the estimates used in the preparation of the financial statements and actual results could differ from the estimates and assumptions.

Cash and Cash Equivalents [Policy Text Block]

Cash and Cash Equivalents

Cash and cash equivalents is comprised of cash on hand and term deposits with original maturity dates of less than three months that are stated at cost, which approximates fair value.

Accounts Receivable [Policy Text Block]

Accounts Receivable

The Company accounts for trade receivables at original invoice amount less an estimate made for doubtful receivables based on a review of all outstanding amounts on a quarterly basis. Management determines the allowance for doubtful accounts by regularly evaluating individual customer receivables and considering a customer's financial condition, credit history and current economic conditions. The Company writes off trade receivables when they are deemed uncollectible and records recoveries of trade receivables previously written-off when they receive them. Management has determined that no allowance for doubtful accounts is necessary in order to adequately cover exposure to loss in its December 31, 2016 accounts receivable (2015: $Nil).

Investment Tax Credits [Policy Text Block]

Investment Tax Credits

Investment tax credits relating to qualifying expenditures are recognized in the accounts at the time at which the related expenditures are incurred and there is reasonable assurance of their realization. Management has made estimates and assumptions in determining the expenditures eligible for investment tax credits claimed. Investment tax credits received in the year ended December 31, 2016 totaled $Nil (2015: $108 thousand).

Leasehold Improvements and Equipment [Policy Text Block]

Leasehold Improvements and Equipment

Leasehold improvements and equipment are recorded at cost. Provisions for depreciation are based on their estimated useful lives using the methods as follows:

On the declining balance method -

Laboratory and office equipment	20%
Computer equipment	30%

On the straight-line method -

Leasehold improvements	over the lease term
Manufacturing equipment	5 – 10 years

Upon retirement or disposal, the cost of the asset disposed of and the related accumulated depreciation are removed from the accounts and any gain or loss is reflected in income. Expenditures for repair and maintenance are expensed as incurred.

Security Deposits [Policy Text Block]

Security Deposits

Security deposits represent a refundable deposit paid to the landlord in accordance with the lease agreement and deposits held as guarantees by the Company’s lenders in accordance with the lending facilities.

Impairment of Long-lived Assets [Policy Text Block]

Impairment of Long-lived Assets

Long-lived assets held and used by the Company are reviewed for possible impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the estimated undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value thereof.

Foreign Currency Translation [Policy Text Block]

Foreign Currency Translation

The Company's reporting currency is the U.S. dollar. The Canadian dollar is the functional currency of the Company's Canadian operations, which is translated to the United States dollar using the current rate method. Under this method, accounts are translated as follows:

Assets and liabilities - at exchange rates in effect at the balance sheet date;

Revenue and expenses - at average exchange rates prevailing during the year;

Equity - at historical rates.

Gains and losses arising from foreign currency translation are included in other comprehensive income.

Unrecognized Tax Benefits [Policy Text Block]

Unrecognized Tax Benefits

The Company accounts for unrecognized tax benefits in accordance with FASB ASC 740 “Income Taxes”. ASC 740 prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements and provides guidance on de-recognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition issues. ASC 740 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained upon ultimate settlement with a taxing authority, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement.

Additionally, ASC 740 requires the Company to accrue interest and related penalties, if applicable, on all tax positions for which reserves have been established consistent with jurisdictional tax laws. The Company elected to classify interest and penalties related to the unrecognized tax benefits in the income tax provision.

Share-Based Payments [Policy Text Block]

Share-Based Payments

The Company accounts for share-based payments to employees in accordance with the provisions of FASB ASC 718 "Compensation—Stock Compensation" and accordingly recognizes in its financial statements share-based payments at their fair value. In addition, the Company will recognize in the financial statements an expense based on the grant date fair value of stock options granted to employees. The expense will be recognized on a straight-line basis over the vesting period and the offsetting credit will be recorded in additional paid-in capital. Upon exercise of options, the consideration paid together with the amount previously recorded as additional paid-in capital will be recognized as capital stock. The Company estimates its forfeiture rate in order to determine its compensation expense arising from stock-based awards. The Company uses the Black-Scholes option pricing model to determine the fair value of the options.

The Company measures compensation expense for its non-employee stock-based compensation under ASC 505-50, “Accounting for Equity Instruments that are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling, Goods or Services". The fair value of the option issued is used to measure the transaction, as this is more reliable than the fair value of the services received. The fair value is measured at the value of the Company’s common stock on the date that the commitment for performance by the counterparty has been reached or the counterparty’s performance is complete. The fair value of the equity instrument is charged directly to compensation expense and additional paid-in capital. For common stock issuances to non-employees that are fully vested and are for future periods, the Company classifies these issuances as prepaid expenses and expenses the prepaid expenses over the service period. At no time has the Company issued common stock for a period that exceeds one year.

(Loss) Earnings Per Share [Policy Text Block]

(Loss) Earnings Per Share

Basic (loss) earnings per share is calculated based on the weighted average number of shares outstanding during the year. Any antidilutive instruments are excluded from the calculation of diluted (loss) earnings per share.

Fair Value Measurements [Policy Text Block]

Fair Value Measurements

ASC 820 applies to all assets and liabilities that are being measured and reported on a fair value basis. ASC 820 requires disclosure that establishes a framework for measuring fair value in US GAAP, and expands disclosure about fair value measurements. This statement enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1:	Quoted market prices in active markets for identical assets or liabilities.
Level 2:	Observable market based inputs or unobservable inputs that are corroborated by market data.
Level 3:	Unobservable inputs that are not corroborated by market data.

In determining the appropriate levels, the Company performs a detailed analysis of the assets and liabilities that are subject to ASC 820. At each reporting period, all assets and liabilities for which the fair value measurement is based on significant unobservable inputs are classified as Level 3. Short-term investments are classified as Level 1.

Fair Value of Financial Instruments [Policy Text Block]

Fair Value of Financial Instruments

The fair value represents management’s best estimates based on a range of methodologies and assumptions. The carrying value of receivables and payables arising in the ordinary course of business and the investment tax credits receivable approximate fair value because of the relatively short period of time between their origination and expected realization.

Recent Accounting Pronouncements [Policy Text Block]

Recent Accounting Pronouncements

ASU 2016-18 – Statement of Cash Flows (Topic 230) Restricted Cash

In November 2016, the FASB issued ASU 2016-18 which requires that the statement of cash flows explain the change during the period in the total cash, cash equivalents, and amounts generally described as restricted or restricted cash equivalents. The statement is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. Early adoption is permitted in any interim or annual period and should be applied on a retrospective basis. The Company is currently evaluating the impact of this Statement on its consolidated financial statements.

ASU 2016-15 – Statement of Cash Flows (Topic 230) Classification of Certain Cash Receipts and Cash Payments

In August 2016, the FASB issued ASU 2016-15 which clarifies how certain cash receipts and payments are to be presented in the Statement of cash flows. The statement is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. Early adoption is permitted in any interim or annual period, with any adjustments reflected as of the beginning of the fiscal year of adoption. The Company is currently evaluating the impact of this Statement on its consolidated financial statements.

ASU 2016-06 - Derivatives and Hedging (Topic 815) Contingent Put and Call Options in Debt Instruments

The amendments in this Update clarify the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. An entity performing the assessment under the amendments in this Update is required to assess the embedded call (put) options solely in accordance with the four-step decision sequence.

For public business entities, the amendments in this Update are effective for financial statements issued for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years and should be applied on a retrospective basis.

ASU 2016-09 - Compensation—Stock Compensation (Topic 718) Improvements to Employee Share-Based Payment Accounting

FASB issued this Update as part of its Simplification Initiative. The areas for simplification in this Update involve several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows.

For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is permitted for any entity in any interim or annual period, with any adjustments reflected as of the beginning of the fiscal year of adoption. The Company is currently evaluating the impact of this Statement on its consolidated financial statements.

ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB issued ASU 2016-01, which will significantly change practice for all entities. The targeted amendments to existing guidance are expected to include:

1.

Equity investments that do not result in consolidation and are not accounted for under the equity method would be measured at fair value through net income, unless they qualify for the proposed practicability exception for investments that do not have readily determinable fair values.

2.	Changes in instrument-specific credit risk for financial liabilities that are measured under the fair value option would be recognized in other comprehensive income.

3.

Entities would make the assessment of the realizability of a deferred tax asset (DTA) related to an available- for-sale (AFS) debt security in combination with the entity’s other DTAs. The guidance would eliminate one method that is currently acceptable for assessing the realizability of DTAs related to AFS debt securities. That is, an entity would no longer be able to consider its intent and ability to hold debt securities with unrealized losses until recovery.

4.	Disclosure of the fair value of financial instruments measured at amortized cost would no longer be required for entities that not public business entities.

For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company is currently evaluating the impact of this Statement on its consolidated financial statements.

ASU 2016-02: Leases (Topic 842) Section A

The FASB issued ASU 2016-02 to increase the transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements.

These amendments are effective for a public business entity for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years.

The Company is currently evaluating the impact of this Statement on its consolidated financial statements.

Revenue from Contracts with Customers (Topic 606):

The FASB and IASB (the Boards) have issued converged standards on revenue recognition. ASU No. 2014-09 which affects any entity using U.S. GAAP that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards. This ASU will supersede the revenue recognition requirements in Topic 605, Revenue Recognition and most industry-specific guidance. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

•	Step 1: Identify the contract(s) with a customer.
•	Step 2: Identify the performance obligations in the contract.
•	Step 3: Determine the transaction price.
•	Step 4: Allocate the transaction price to the performance obligations in the contract.
•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

In the year ended December 31, 2016, the FASB issued three new amendments related to Topic 606:

1.

ASU 2016-08: Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net) which was issued to add clarification to the implementation guidance on principle versus agent considerations. This amendment does not provide any changes to the previously issued ASU No. 2014-09 and is effective for the same reporting period which was deferred by one year in ASU 2015-14: Revenue From Contracts With Customers (Topic 606), Deferral of the Effective Date.

2.

ASU 2016-10: Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing which was issued to clarifying the following two aspects of topic 606; identifying performance obligations and the licensing implementation guidance. This amendment does not provide any changes to the previously issued ASU No. 2014-09 and is effective for the same reporting period which was deferred by one year in ASU 2015-14: Revenue From Contracts With Customers (Topic 606), Deferral of the Effective Date.

3.

ASU 2016-11 Revenue Recognition (Topic 605) and Derivatives and Hedging (Topic 815): Rescission of SEC Guidance Because of Accounting Standards Updates 2014-09 and 2014-16 Pursuant to Staff Announcements at the March 3, 2016 EITF Meeting. With this amendment, the SEC Staff is rescinding the following SEC Staff Observer comments that are codified in Topic 605, Revenue Recognition, and Topic 932, Extractive Activities—Oil and Gas, effective upon adoption of Topic 606. This amendment is effective immediately.

Public business entities, certain not-for-profit entities, and certain employee benefit plans should apply the guidance in Update 2014-09 to annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period.

This ASU is to be applied retrospectively, with certain practical expedients allowed. The Company is currently evaluating the impact of this Statement on its consolidated financial statements.

ASU 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory

The amendments in this Update more closely align the measurement of inventory in GAAP with the measurement of inventory in International Financial Reporting Standards (IFRS). An entity should measure inventory within the scope of this Update at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Subsequent measurement is unchanged for inventory measured using LIFO or the retail inventory method.

The Board has amended some of the other guidance in Topic 330 to more clearly articulate the requirements for the measurement and disclosure of inventory. However, the Board does not intend for those clarifications to result in any changes in practice. Other than the change in the subsequent measurement guidance from the lower of cost or market to the lower of cost and net realizable value for inventory within the scope of this Update, there are no other substantive changes to the guidance on measurement of inventory.

The amendments in this Update do not apply to inventory that is measured using last-in, first-out (LIFO) or the retail inventory method. The amendments apply to all other inventory, which includes inventory that is measured using first-in, first-out (FIFO) or average cost.

For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The amendments in this Update should be applied prospectively with earlier application permitted as of the beginning of an interim or annual reporting period. The adoption of this Statement is not expected to have a material effect on the Company’s financial position or results of operations.

ASU 2015-17 – Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes (“ASU 2015 - 17 ”)

In November 2015, the FASB issued ASU 2015-17, which require that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position.

The amendments apply to all entities that present a classified statement of financial position. The current requirement that deferred tax liabilities and assets of a tax-paying component of an entity be offset and presented as a single amount is not affected by the amendments.

For public business entities, the amendments are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Company is currently evaluating the impact of this Statement on its consolidated financial statements.

ASU 2016-18 Statement of Cash Flows (Topic 230) Restricted Cash [Policy Text Block]

ASU 2016-18 – Statement of Cash Flows (Topic 230) Restricted Cash

In November 2016, the FASB issued ASU 2016-18 which requires that the statement of cash flows explain the change during the period in the total cash, cash equivalents, and amounts generally described as restricted or restricted cash equivalents. The statement is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. Early adoption is permitted in any interim or annual period and should be applied on a retrospective basis. The Company is currently evaluating the impact of this Statement on its consolidated financial statements.

ASU 2016-15 Statement of Cash Flows (Topic 230) Classification of Certain Cash Receipts and Cash Payments [Policy Text Block]

ASU 2016-15 – Statement of Cash Flows (Topic 230) Classification of Certain Cash Receipts and Cash Payments

In August 2016, the FASB issued ASU 2016-15 which clarifies how certain cash receipts and payments are to be presented in the Statement of cash flows. The statement is effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. Early adoption is permitted in any interim or annual period, with any adjustments reflected as of the beginning of the fiscal year of adoption. The Company is currently evaluating the impact of this Statement on its consolidated financial statements.

ASU 2016-01 Financial Instruments Overall (Subtopic 825-10) Recognition and Measurement of Financial Assets and Financial Liabilities [Policy Text Block]

ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10) Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB issued ASU 2016-01, which will significantly change practice for all entities. The targeted amendments to existing guidance are expected to include:

1.

Equity investments that do not result in consolidation and are not accounted for under the equity method would be measured at fair value through net income, unless they qualify for the proposed practicability exception for investments that do not have readily determinable fair values.

2.	Changes in instrument-specific credit risk for financial liabilities that are measured under the fair value option would be recognized in other comprehensive income.

3.

Entities would make the assessment of the realizability of a deferred tax asset (DTA) related to an available- for-sale (AFS) debt security in combination with the entity’s other DTAs. The guidance would eliminate one method that is currently acceptable for assessing the realizability of DTAs related to AFS debt securities. That is, an entity would no longer be able to consider its intent and ability to hold debt securities with unrealized losses until recovery.

4.	Disclosure of the fair value of financial instruments measured at amortized cost would no longer be required for entities that not public business entities.

For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company is currently evaluating the impact of this Statement on its consolidated financial statements.

ASU 2017-04 Intangibles Goodwill and Other (Topic 350) Simplifying the Test for Goodwill Impairment [Policy Text Block]

ASU 2017-04 – Intangibles – Goodwill and Other (Topic 350) Simplifying the Test for Goodwill Impairment

The FASB issued ASU 2017-04 which eliminates Step 2 from the goodwill impairment test and eliminates the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment. These amendments are effective for a public business entity for fiscal years beginning after December 15, 2019. Early adoption is permitted in any interim or annual period and should be applied on a retrospective basis. The Company is currently evaluating the impact of this Statement on its consolidated financial statements.

ASU 2017-01 - Business Combinations (Topic 805) Clarifying the Definition of a Business [Policy Text Block]

ASU 2017-01 - Business Combinations (Topic 805) Clarifying the Definition of a Business

The FASB issued ASU 2017-01 clarifies the definition of a business and is intended to help companies evaluate whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses.These amendments are effective for a public business entity for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted under certain circumstances and should be applied on a prospective. The Company is currently evaluating the impact of this Statement on its consolidated financial statements.

ASU 2016-16 Income Taxes (Topic 740) Intra-Entity Transfers of Assets Other Than Inventory [Policy Text Block]

ASU 2016-16 – Income Taxes (Topic 740) Intra-Entity Transfers of Assets Other Than Inventory

The FASB issued ASU 2016-16 and requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. These amendments are effective for a public business entity for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The amendments should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. The Company is currently evaluating the impact of this Statement on its consolidated financial statements.

Income Taxes

The Company accounts for income taxes in accordance with FASB ASC 740 "Income Taxes". Deferred taxes are provided on the liability method whereby deferred tax assets are recognized for deductible temporary differences, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

ASU 2016-02 Leases (Topic 842) Section A [Policy Text Block]

ASU 2016-02: Leases (Topic 842) Section A

The FASB issued ASU 2016-02 to increase the transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements.

These amendments are effective for a public business entity for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years.

The Company is currently evaluating the impact of this Statement on its consolidated financial statements.

Deferred Lease Obligations

Rent under operating leases is charged to expense on a straight-line basis over the lease term. Any difference between the rent expense and the rent payable is reflected as deferred lease obligations on the balance sheet.

Deferred lease obligations are amortized on a straight-line basis over the term of the related leases. Lease term includes free rent periods as well as the construction period prior to the commencement of the lease.

Revenue from Contracts with Customers (Topic 606) [Policy Text Block]

Revenue from Contracts with Customers (Topic 606)

The FASB and IASB (the Boards) have issued converged standards on revenue recognition. ASU No. 2014-09 which affects any entity using U.S. GAAP that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards. This ASU will supersede the revenue recognition requirements in Topic 605, Revenue Recognition and most industry-specific guidance. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

•	Step 1: Identify the contract(s) with a customer.
•	Step 2: Identify the performance obligations in the contract.
•	Step 3: Determine the transaction price.
•	Step 4: Allocate the transaction price to the performance obligations in the contract.
•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

In the year ended December 31, 2016, the FASB issued three new amendments related to Topic 606:

1.

ASU 2016-08: Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net) which was issued to add clarification to the implementation guidance on principle versus agent considerations. This amendment does not provide any changes to the previously issued ASU No. 2014-09 and is effective for the same reporting period which was deferred by one year in ASU 2015-14: Revenue From Contracts With Customers (Topic 606), Deferral of the Effective Date.

2.

ASU 2016-10: Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing which was issued to clarifying the following two aspects of topic 606; identifying performance obligations and the licensing implementation guidance. This amendment does not provide any changes to the previously issued ASU No. 2014-09 and is effective for the same reporting period which was deferred by one year in ASU 2015-14: Revenue From Contracts With Customers (Topic 606), Deferral of the Effective Date.

3.

ASU 2016-11 Revenue Recognition (Topic 605) and Derivatives and Hedging (Topic 815): Rescission of SEC Guidance Because of Accounting Standards Updates 2014-09 and 2014-16 Pursuant to Staff Announcements at the March 3, 2016 EITF Meeting. With this amendment, the SEC Staff is rescinding the following SEC Staff Observer comments that are codified in Topic 605, Revenue Recognition, and Topic 932, Extractive Activities—Oil and Gas, effective upon adoption of Topic 606. This amendment is effective immediately.

Public business entities, certain not-for-profit entities, and certain employee benefit plans should apply the guidance in Update 2014-09 to annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period.

This ASU is to be applied retrospectively, with certain practical expedients allowed. The Company is currently evaluating the impact of this Statement on its consolidated financial statements